      As filed with the Securities and Exchange Commission on October 17, 1995.
                                                             File No. 811-07363
     ==========================================================================

                  SECURITIES AND EXCHANGE COMMISSION

                                WASHINGTON, D.C. 20549



                                     FORM N-1A

                                REGISTRATION STATEMENT

                      UNDER THE INVESTMENT COMPANY ACT OF 1940


                               GROWTH PORTFOLIO

                  (Exact Name of Registrant as Specified in Charter)

                           50 California Street, 27th Floor
                           San Francisco, California  94111

                       (Address of Principal Executive Offices)


          Registrant's Telephone Number, including Area Code:  415-392-6181

                               David J. Thelander, Esq.
                              Assistant General Counsel
                            G.T. Capital Management, Inc.
                           50 California Street, 27th Floor
                           San Francisco, California  94111

                       (Name and Address of Agent for Service)
     ==========================================================================

                                  EXPLANATORY NOTE


          This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). Beneficial interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the "1933 Act") because such interests are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities which are "accredited investors" as defined in Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

                                  GROWTH PORTFOLIO
                                CROSS-REFERENCE SHEET

       Item No. of Part A of
       Form N-1A                                                         Captions in Document
       ----------------------                                            --------------------

       1.   Cover Page   . . . . . . . . . . . . . . . . . . . . . . .   [Not Applicable]
       2.   Synopsis   . . . . . . . . . . . . . . . . . . . . . . . .   [Not Applicable

       3.   Condensed Financial Information  . . . . . . . . . . . . .   [Not Applicable]

       4.   General Description of Registrant  . . . . . . . . . . . .   General Description of Registrant
       5.   Management of the Fund   . . . . . . . . . . . . . . . . .   Management of the Portfolio

       6.   Capital Stock and Other Securities   . . . . . . . . . . .   Capital Stock and Other Securities
       7.   Purchase of Securities Being Offered   . . . . . . . . . .   Purchase of Securities

       8.   Redemption or Repurchase   . . . . . . . . . . . . . . . .   Redemption or Repurchase

       9.   Pending Legal Proceedings  . . . . . . . . . . . . . . . .   Pending Legal Proceedings

       Item No. of Part B of
       Form N-1A                                                         Captions in Document
       ----------------------                                            --------------------

       10.  Cover Page   . . . . . . . . . . . . . . . . . . . . . . .   [Not Applicable]
       11.  Table of Contents  . . . . . . . . . . . . . . . . . . . .   Table of Contents

       12.  General Information and History  . . . . . . . . . . . . .   General Information and History

       13.  Investment Objectives and Policies   . . . . . . . . . . .   Investment Objectives and Policies
       14.  Management of the Registrant   . . . . . . . . . . . . . .   Management of the Portfolio

       15.  Control Persons and Principal Holders of Securities  . . .   Control Persons and Principal Holders of
                                                                         Securities
       16.  Investment Advisory and Other                                Investment Advisory and Other Services
                 Services  . . . . . . . . . . . . . . . . . . . . . .

       17.  Brokerage Allocation   . . . . . . . . . . . . . . . . . .   Brokerage Allocation and Other Practices

       18.  Capital Stock and Other Securities   . . . . . . . . . . .   Capital Stock and Other Securities
       19.  Purchase, Redemption and Pricing of Securities Being         Purchase, Redemption and Pricing of
            Offered  . . . . . . . . . . . . . . . . . . . . . . . . .   Securities

       20.  Tax Status   . . . . . . . . . . . . . . . . . . . . . . .   Tax Status
       21.  Underwriters   . . . . . . . . . . . . . . . . . . . . . .   [Not Applicable]

       22.  Calculation of Performance Data  . . . . . . . . . . . . .   [Not Applicable]

       23.  Financial Statements                                         Financial Statements

                                  GROWTH PORTFOLIO

                          CONTENTS OF REGISTRATION STATEMENT

     This registration statement of Growth Portfolio contains the following documents:

          Facing Sheet

          Contents of Registration Statement

          Cross-Reference Sheet

          Part A

          Part B

          Part C

          Signature Page

          Exhibits

                                       PART A


          Responses to Items 1 through 3 have been omitted pursuant to paragraph 4 of Instruction F of the General Instructions to Form N-1A.

     Item 4.  General Description of Registrant.
     ------------------------------------------

          Growth Portfolio is a diversified, open-end management investment company which was organized as a New York common law trust pursuant to a Declaration of Trust dated as of May 4, 1995, and amended and restated as of September 25, 1995.

          Beneficial interests in the Growth Portfolio are divided currently into two separate subtrusts or "series" -- Small Cap Portfolio and Value Portfolio (individually, "Portfolio"; collectively, "Portfolios") -- each having a distinct investment objective and distinct investment policies. Each Portfolio is described herein. Additional subtrusts of Growth Portfolio may be organized at a later date. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio, and no other. See Item 6, "Capital Stock and Other Securities."

          Beneficial interests in the Portfolios are offered solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Portfolios may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities which are "accredited investors" as defined in Regulation D under the 1933 Act. The Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

          Each Portfolio's investment manager and administrator  is G.T. Capital
     Management,   Inc.  ("G.T. Capital"),   part   of   the  G.T.   Group,   an
     international investment advisory organization.

                                INVESTMENT OBJECTIVES

          The investment  objective  of  each  Portfolio is  to  seek  long-term capital appreciation. The Small Cap Portfolio seeks its investment objective by normally investing at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, conver-tible debt securities and warrants of small cap companies domiciled in the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the Small Cap Portfolio, have market capitalizations of up to $500 million. Market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are larger than small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Securities of small cap companies may also be less liquid and their prices more volatile than those of larger companies.

          The Value Portfolio seeks its investment objective by normally investing at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of medium to large cap issuers domiciled in the United States that G.T. Capital believes to be undervalued in relation to the long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalization greater than $500 million at the time of purchase by the Value Portfolio. The remainder of the Value Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.

          In selecting issuers for the Value Portfolio, G.T. Capital attempts to identify securities of issuers whose prospects and growth potential, in G.T. Capital's opinion, are currently undervalued by investors. In G.T. Capital's view, an issuer may show favorable prospects as a result of many factors, including, but not limited to, changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates, and other factors. G.T. Capital will attempt to identify those undervalued issuers with the potential for attractive returns.

          For purposes of the foregoing, an issuer is considered domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States. There is no assurance that any Portfolio will achieve its investment objective.

          The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt securities are those debt securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P") or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by G.T. Capital to be of equivalent quality. Moody's considers securities rated in the lowest category of investment grade, i.e., securities rated Baa, to have speculative characteristics.

          OTHER INFORMATION REGARDING THE PORTFOLIOS. The approval of the investors in a Portfolio is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to investors in a Portfolio at least thirty days prior to any changes in that Portfolio's investment objective.

                                  GENERAL POLICIES

          TEMPORARY DEFENSIVE STRATEGIES. Each Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving interestholders' capital and consistent with each Portfolio's investment objective, G.T. Capital may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Portfolio may hold cash and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations or the U.S. government. To the extent a Portfolio adopts a temporary defensive investment position, it will not be invested so as to achieve directly its investment objective.

          In addition, pending investment of proceeds from sales of Portfolio interests or to meet ordinary daily cash needs, each Portfolio may hold cash and may invest in high quality domestic money market instruments. Money market instruments in which the Portfolios may invest include, but are not limited to, the following: U.S. government securities, high-grade commercial paper, bank certificates of deposit and banker's acceptances of issuers domiciled in the United States; and repurchase agreements related to any of the foregoing. High-grade commercial paper refers to commercial paper rated A-1 by S&P or P-1 by Moody's at the time of investment or, if not similarly rated by another NRSRO, determined by G.T. Capital to be of comparable quality.

          OTHER POLICIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

          Each Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but each Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities to the Portfolio. If a Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high-grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Portfolio may incur a loss on such a transaction.

          From time to time, it may be advantageous for a Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, each Portfolio may borrow from banks or through reverse repurchase agreements and "roll" transactions in connection with meeting requests for redemptions of a Portfolio's interests.

          Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no Portfolio will borrow for leveraging purposes, nor will any Portfolio purchase securities while borrowings are outstanding.

          Each Portfolio is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker/dealers or to other institutional investors. At all times a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or other liquid, high-grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Portfolio will limit loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

                                     RISK FACTORS

          Each Portfolio's net asset value ("NAV") will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

          SMALL CAP PORTFOLIO. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded; the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

          RISKS ASSOCIATED WITH DEBT SECURITIES. G.T. Capital allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level of interest rates and political developments. If market interest rates decline, fixed income securities generally appreciate in value, and vice versa.

          OPTIONS AND FUTURES. Each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to implement strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). Each Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in Item 13 of Part B.

          Each Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that G.T. Capital intends to include in the Portfolio's securities portfolio. The Portfolios also may buy and sell put and call options on equity and debt security indices. Such stock index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.

          Further, the Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolios' holdings. The Portfolios also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

          In addition, each Portfolio may purchase and sell put and call options on securities and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.

          These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which a Portfolio may enter into future contracts or engage in options transactions. See "Tax Status--Hedging Strategies" in Item 20 of Part B.

          Although  a   Portfolio  might  not   employ  any  of  the   foregoing
     strategies, the use of options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on G.T. Capital's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon are different from those needed to select the securities in which the Portfolios invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon in order to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. If G.T. Capital incorrectly forecasts securities market movements or interest rates in utilizing a strategy for a Portfolio, the Portfolio would be in a better position if it had not hedged at all.

          REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Portfolios intend to enter into repurchase agreements only with banks and dealers believed by G.T. Capital to present minimum credit risks in accordance with guidelines established by Growth Portfolio's Board of Trustees.

                                INVESTMENT LIMITATIONS

          Each Portfolio is subject to certain investment limitations that constitute fundamental policies. Fundamental policies of a Portfolio cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding voting securities, as defined in the 1940 Act. Unless specifically noted, the Portfolios' investment policies described herein, including the policies with respect to investment in its market sector's securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without approval of its interestholders. Each Portfolio's policies regarding lending, the percentage of that Portfolio's assets that may be committed to borrowing and diversification of investments are fundamental policies and may not be changed without approval of that Portfolio's interestholders. See "Investment Limitations" in Item 13 of Part B.

     ITEM 5. MANAGEMENT OF THE PORTFOLIOS.

          Growth Portfolio's Board of Trustees has overall responsibility for the operation of each Portfolio. See "Trustees and Executive Officers" in
     Item 14 of Part B for a complete description of the Trustees of Growth Portfolio.

          INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by G.T. Capital as each Portfolio's investment manager and administrator include determining the composition of its investment portfolio and placing orders to buy, sell or hold particular securities. In addition, G.T. Capital provides the following administration services to each
     Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to its operations. For these services, each Portfolio pays investment management fees directly to G.T. Capital based on the average daily net assets of that Portfolio at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million, and 0.65% on all amounts thereafter.

          G.T. Capital, organized in 1973, provides investment management and/or administrative services to all the G.T. Global Mutual Funds as well as to other institutional, corporate and individual clients. The offices of G.T. Capital are located at 50 California Street, 27th Floor, San Francisco, California 94111.

          G.T. Capital is the U.S. member of the G.T. Group, an international investment advisory organization established in 1969 for the purpose of rendering international portfolio management services to both institutional and individual clients. Since the G.T. Group was established, it has gained a reputation as a leader in identifying and investing in emerging and established markets around the world. As of August 31, 1995, aggregate assets under G.T. Group management exceeded $22 billion.

          In addition to the San Francisco office, the G.T. Group maintains fully staffed investment offices in London, Hong Kong, Tokyo, Singapore and Sydney. Many of G.T. Capital's investment managers are natives of the countries in which they invest and have the advantage of being close to the financial markets they follow and speaking the languages of local corporate and government leaders. G.T. Capital's experienced management team is situated to react quickly to changes in foreign markets that are in time zones different from those in the United States.

          G.T. Capital and the other companies in the G.T. Group are subsidiaries of BIL GT Group Limited ("BIL GT Group"), a financial services holding company. BIL GT Group in turn is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Its principal business address is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

          In managing each Portfolio, G.T. Capital employs a team approach, taking advantage of the resources of its various investment offices around the world in seeking to achieve each Portfolio's investment objective. In addition, in managing each Portfolio these individuals utilize the research and related work of other members of G.T. Capital's investment staff.

          The investment professionals primarily responsible for the portfolio management of each Portfolio are as follows:


                                                             SMALL CAP PORTFOLIO

                                            Responsibilities                       Business Experience
       Name/Office                          for the Portfolio                      Last Five Years
       -----------                          -----------------                      ---------------

       Kevin L. Wenck                    Portfolio manager since its          Portfolio  Manager  for  G.T.  Capital   since  1991.
        San Francisco                    inception                            Prior thereto  Mr. Wenck was a  Portfolio Manager for
                                                                              Matuschka & Co. (Greenwich, CT).


                                                               VALUE PORTFOLIO

                                         Responsibilities                               Business Experience
       Name/Office                       for the Portfolio                              Last Five Years
       -----------                       -----------------                              ---------------

       Soraya M. Betterton            Portfolio Manager since its                  Portfolio Manager for G.T. Capital.
        San Francisco                 inception

          In placing orders for a Portfolio's securities transactions, G.T. Capital seeks to obtain the best net results. G.T. Capital has no agreement or commitment to place orders with any broker/dealer. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price that includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures and options transactions. Consistent with its obligation to obtain the best net results, G.T. Capital may consider a broker/dealer's sale of shares of the G.T. Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolios may be executed through any of the BIL GT Group affiliates.

          G.T. Capital anticipates that the annual turnover rate of each Portfolio will not exceed 75%. However, G.T. Capital does not regard portfolio turnover as a limiting factor and will buy or sell securities for each Portfolio as necessary in response to market conditions to meet each Portfolio's objective of long-term capital appreciation. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable to that Portfolio's interestholders.

          Growth Portfolio has not retained the services of a principal underwriter or distributor, as beneficial interests in each Portfolio are offered solely in private placement transactions.

          State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is each Portfolio's custodian.

          EXPENSES. Each Portfolio pays all of its expenses not assumed by G.T. Capital and other agents. These expenses include, in addition to the investment management and administration and brokerage fees discussed herein, legal and audit expenses, custodian fees, trustees' fees, registration fees, organizational expenses, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports sent to existing investors.


     ITEM 5A. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE.

          Not Applicable.

     ITEM 6. CAPITAL STOCK AND OTHER SECURITIES.

          Growth Portfolio is organized as a New York state common law trust. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in separate subtrusts or "series" of Growth Portfolio. Growth Portfolio currently has two series (i.e., the Portfolios). Growth Portfolio reserves the right to create and issue additional series. Each investor in a Portfolio is entitled to participate equally in the Portfolio's earnings and assets and to a vote in proportion to the amount of its interest in the Portfolio. Investments in a Portfolio may not be transferred, but an investor may withdraw all or any portion of its investment at any time at NAV. Each investor in a Portfolio will be liable for all obligations of that Portfolio but not of the other
     Portfolios. However, because a Portfolio will indemnify each investor therein with respect to any liability to which the investor may become subject by reason of being such an investor, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which that Portfolio had inadequate insurance and was unable to meet its obligations (including indemnification obligations) out of its assets.

          Growth Portfolio is not required to hold annual meetings of investors, but it will hold special meetings of investors when in the judgment of the Trustees it is necessary or desirable to submit matters for an investor vote. Investors have the right to communicate with other investors to the extent provided in Section 16(c) of the 1940 Act in connection with requesting a meeting of investors for the purpose of removing one or more Trustees, which removal requires a two-thirds vote of Growth Portfolio's beneficial interests. Investors also have under certain circumstances the right to remove one or more Trustees without a meeting. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in that Portfolio's net assets available for distribution to investors.

          A  Portfolio's  net  income  consists of  (i)  all  dividends, accrued interest (including earned discount, both original issue and market discount), and other income, including any net realized gains on the
     Portfolio's assets, less (ii) all actual and accrued expenses of the Portfolio, amortization of any premium, and net realized losses on the Portfolio's assets, all as determined in accordance with generally accepted accounting principles. All of a Portfolio's net income is allocated pro rata among the investors in the Portfolio. A Portfolio's net income generally is not distributed to the investors in the Portfolio, except as determined by the Trustees from time to time, but instead is included in the NAV of the investors' respective beneficial interests in the Portfolios.

          Under Growth Portfolio's anticipated method of operation, no Portfolio will be subject to any income tax. However, each investor in a Portfolio will be taxable on its share (as determined in accordance with the governing instruments of Growth Portfolio and the Code and the regulations promulgated thereunder) of that Portfolio's income, gains, losses, deductions, and credits in determining its income tax liability. See Item 20 in Part B.

          It is intended that each Portfolio's assets, income and distributions will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio. See Item 20 in Part B.

          Investor inquiries may be directed to G.T. Capital.

     ITEM 7. PURCHASE OF SECURITIES.

          Beneficial interests in each Portfolio are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in a Portfolio may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" as defined in Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

          An investment in a Portfolio may be made without a sales load at the NAV next determined after an order is received in "good order" by a Portfolio. There is no minimum initial or subsequent investment in a Portfolio. However, investments must be made in federal funds (i.e., monies credited to the account of a Portfolio's custodian bank by a Federal Reserve Bank).

          Each Portfolio reserves the right to cease accepting investments at any time or to reject any investment order.

     ITEM 8. REDEMPTION OR REPURCHASE.

          An investor in a Portfolio may redeem any portion or all of its investment at any time at the NAV next determined after a request in "good order" is furnished by the investor to that Portfolio. The proceeds of a redemption will be paid by a Portfolio in federal funds normally on the next business day after the redemption is effected, but in any event within seven days. Investments in a Portfolio may not be transferred.

          The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the proceeds therefrom postponed during any period (1) when the New York Stock Exchange, Inc. ("NYSE") is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which would prohibit a Portfolio in disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

     ITEM 9.  PENDING LEGAL PROCEEDINGS.

          Not applicable.

                                       PART B


     ITEM 10.  COVER PAGE.

          Part A contains information about the investment objectives and policies of Small Cap Growth Portfolio ("Small Cap Portfolio") and Value Portfolio (individually, "Portfolio"; collectively, "Portfolios"), each a subtrust or "series" of Growth Portfolio. This Part B should only be read in conjunction with Part A. This section contains supplemental information concerning the investment policies and portfolio strategies that the Portfolios may utilize, the types of securities and other instruments in which the Portfolios may invest and certain risks attendant to those investment policies and strategies.


     ITEM 11.  TABLE OF CONTENTS.

                                                                            Page

          General Information and History  . . . . . . . . . . . . . . . .  B-1
          Investment Objectives and Policies   . . . . . . . . . . . . . .  B-1
          Management of the Portfolios   . . . . . . . . . . . . . . . . .  B-17
          Control Persons and Principal Holders of Interests   . . . . . .  B-19
          Investment Advisory and Other Services   . . . . . . . . . . . .  B-19
          Brokerage Allocation and Other Practices   . . . . . . . . . . .  B-20
          Capital Stock and Other Securities   . . . . . . . . . . . . . .  B-22
          Purchase, Redemption and Pricing of Interests  . . . . . . . . .  B-23
          Tax Status   . . . . . . . . . . . . . . . . . . . . . . . . . .  B-25
          Underwriters   . . . . . . . . . . . . . . . . . . . . . . . . .  B-26
          Calculation of Performance Data  . . . . . . . . . . . . . . . .  B-26
          Financial Statements   . . . . . . . . . . . . . . . . . . . . .  B-26

     ITEM 12.  GENERAL INFORMATION AND HISTORY.

          Not applicable.

     ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.


     SELECTION OF EQUITY INVESTMENTS

          For investment purposes, an issuer is considered as domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia and either (i) at least 50% of the value of its assets is located in the United States or (ii) it normally derives at least 50% of its income from operations or sales in the United States.

     INVESTMENT IN OTHER INVESTMENT COMPANIES

          Each Portfolio may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, a Portfolio may purchase shares of an investment company unless
     (a) such a purchase would cause that Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause that Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such investment companies unless, in the judgment of G.T. Capital Management, Inc. ("G.T. Capital"), the investment manager for each Portfolio, the potential benefits of such investment justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

     WARRANTS OR RIGHTS

          Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide that Portfolio with the right to purchase at a later date other securities of the issuer. A Portfolio's investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by each Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Portfolios and may be changed by a vote of the Portfolios' Board of Trustees without the approval of interestholders.

     LENDING OF PORTFOLIO SECURITIES

          For the purpose of realizing additional income, each Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Portfolio's investment program and by regulatory agencies and approved by Growth Portfolio's Board of Trustees. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement over the value of the collateral. Each Portfolio has a right to call each loan and obtain the securities on five business days' notice. The Portfolios will not have the right to vote equity securities while they are being lent, but they retain the right to call for the return of the loaned securities at any time on reasonable notice and may call in a loan in anticipation of any important vote. The Portfolios also will be able to call such loans if G.T. Capital made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Portfolio and any gain or loss in market price during the loan would inure to the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Portfolios would suffer a loss. The law regarding the rights of the Portfolios is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceedings. Under these circumstances, there may be a restriction on the Portfolios' ability to sell the collateral and the Portfolios could suffer a loss. Loans will be made only to firms deemed by G.T. Capital to be of good standing and will not be made unless, in the judgment of G.T. Capital, the consideration to be earned from such loans would justify the risk.

     COMMERCIAL BANK OBLIGATIONS

          For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase in excess of
     $1 billion, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

     REPURCHASE AGREEMENTS

          Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there may be restrictions on a Portfolio's ability to sell the collateral and that Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolio intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. G.T. Capital reviews and monitors the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board. Each Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

     BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

          Each Portfolio's borrowings will not exceed 33-1/3% of the Portfolio's total assets, i.e., a Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No
     Portfolio will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Portfolio's securities holdings or other factors cause the ratio of a Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to an additional 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Portfolio did not borrow.

          Each Portfolio's fundamental investment limitations permit that Portfolio to borrow money for leveraging purposes. Each Portfolio, however, is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. In the event that a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's NAV. When a Portfolio's income and gains on securities purchased with the proceeds of borrowing exceed the cost of such borrowing, that Portfolio's earnings will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, that Portfolio's earnings would decline faster than would otherwise be the case.

          Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which that Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain in a segregated account with a custodian, cash, U.S. government securities or other liquid, high-grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker-dealers. No segregation is required for reverse repurchase agreements with banks.

                                 OPTIONS AND FUTURES

     SPECIAL RISKS OF OPTIONS AND FUTURES

          The   use  of   options  and   futures   contracts  involves   special
     considerations  and  risks,  as  described  below.    Risks  pertaining  to
     particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon G.T. Capital's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While G.T. Capital is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because G.T. Capital projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

          (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

     WRITING CALL OPTIONS

          Each Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of G.T. Capital, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for a Portfolio.

          A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

          Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in each Portfolio's policy that limits the pledging or mortgaging of its assets.

          Writing call options can serve as a limited short hedge because declines in the value of the hedged instrument would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

          The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium each Portfolio will receive when it writes a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, G.T. Capital will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

          Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both.

          Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

          The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

          A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

     WRITING PUT OPTIONS

          Each Portfolio may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

          A Portfolio generally would write put options in circumstances where G.T. Capital wishes to purchase the underlying security for that Portfolio's holdings at a price lower than the current market price of the security. In such event, that Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since that Portfolio would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premium received.

          Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at more than its market value.


     PURCHASING PUT OPTIONS

          Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. That Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

          Each Portfolio may purchase a put option on an underlying security ("protective put") owned by that Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when G.T. Capital deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security is eventually sold.

          Each Portfolio also may purchase put options at a time when that Portfolio does not own the underlying security. By purchasing put options on a security it does not own, that Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, that Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     PURCHASING CALL OPTIONS

          A Portfolio may purchase call options on securities and indices. As the holder of a call option, such Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. Such Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

          Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique may also be useful to a Portfolio in a purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          A Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by that Portfolio, an increase in the market price could result in the exercise of the call option written by that Portfolio and the realization of a loss on the underlying security. Accordingly, a Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

          Aggregate premiums paid for put and call options will not exceed 5% of each Portfolio's total assets at the time of purchase.

          Options either may be listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. A Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

          The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     INDEX OPTIONS

          Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the
     Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

          The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

          Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risks exposure by holding securities positions.

          If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

          Each Portfolio may enter into interest rate or stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

          The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

          Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

          A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

          Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, a
     Portfolio would realize a gain; if it is more, a Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Portfolio realizes a gain; if it is less, a Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, that Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

          As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Portfolio.

          Each Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

          "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain that Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

          Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

          Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

          There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in a Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

          Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

          Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

          If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the
     Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

          Certain characteristics of the Futures market might increase the risk the movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     OPTIONS ON FUTURES CONTRACTS

          Options on Futures Contracts are similar to options on securities except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

          The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call option on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

          If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

          A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

     LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES

          To  the extent  that  a Portfolio  enters  into Futures  Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

     COVER

          Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

          Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                                     RISK FACTORS

          ILLIQUID SECURITIES. A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations" below. The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

          With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to G.T. Capital in accordance with procedures approved by the Board. G.T. Capital takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and
     (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) G.T. Capital monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees.

     RISKS OF DEBT SECURITIES

          Each Portfolio is permitted to purchase investment grade debt securities. In selecting securities for each Portfolio, G.T. Capital reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments which may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another NRSRO as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that G.T. Capital determines to be of comparable quality to that of rated securities in which such Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

          Ratings of Portfolio securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. G.T. Capital will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                    OTHER POLICIES

          There may be times when, in the opinion of G.T. Capital, changes in market, political, or economic conditions warrant reducing the proportion of a Portfolio's assets invested in equity securities and increasing the proportion held in or high quality domestic money market instruments issued by corporations or the U.S. government as part of a defensive strategy. To the extent a Portfolio adopts a temporary defensive position, it will not be investing so as to directly achieve its investment objectives. In addition, pending investment proceeds from new shares or to meets its ordinary daily cash needs, each Portfolio may hold cash and may invest in high quality domestic money market instruments. Money market instruments in which the Portfolios may invest include, but are not limited to, the following: U.S. government securities, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P at the time of investment or, if not similarly rated by another NRSRO, deemed by G.T. Capital to be of comparable quality.



                                INVESTMENT LIMITATIONS

          Each Portfolio has adopted the following fundamental investment limitations which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the total beneficial interests of that Portfolio represented at a meeting at which more than 50% of the total beneficial interests of that Portfolio are represented, or (ii) more than 50% of the total beneficial interests of that Portfolio.

          No Portfolio may:

          (1) Invest in companies for the purpose of exercising control or management;

          (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

          (3)  Purchase  or   sell  interests  in  oil,  gas  or  other  mineral
     exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

          (4) Purchase or sell commodities or commodity contracts, except that each Portfolio may purchase and sell futures contracts and options;

          (5) Mortgage, pledge, or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

          (6) Borrow money in excess of 33-1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and collateral arrangements relating thereto will not be deemed to be borrowings;

          (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;

          (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of G.T. Capital to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

          (9)  Make  loans,  except  that  each  Portfolio  may  purchase   debt
     securities  and   enter  into  repurchase  agreements  and  make  loans  of
     portfolio securities;

          (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of Growth Portfolio or the Portfolio's investment adviser individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

          (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

          (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

          Each Portfolio is classified as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of those Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer (excluding the United States Government, its agencies or instrumentalities), and each Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of a Portfolio's outstanding voting securities, as defined above.

          The following investment restrictions of each Portfolio are not fundamental and may be changed by action of Growth Portfolio's Board of Trustees without investor approval. Each Portfolio may not:

               (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

               (2) Invest more than 5% of its assets in securities of companies which, together with their predecessors, have been in operation for less than three years;

               (3)  Borrow  money   except  for   temporary  or   emergency
          purposes (not for leveraging) not in excess of 33 1/3% of the value of the Portfolio's total assets;

               (4) Enter into a futures contract, or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

               (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

          A Portfolio will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Portfolio's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above.

     ITEM 14.  MANAGEMENT OF THE PORTFOLIOS.

          The Growth Portfolio's Trustees and executive officers are listed below.

       Names, Position(s) with the         Principal Occupations and Business
       Portfolios and Address              Experience for the Past 5 Years
       ----------------------              -----------------------------------
       David A. Minella,* 43               Director  of BIL  GT Group  Limited (holding
       Trustee, Chairman of the Board      company   of   the   various   international
       and President                       G.T. companies)   since   1990;   President,
       50 California Street                Asset  Management  Division,  BIL  GT  Group
       San Francisco, CA  94111            Limited;   Director    and   President    of
                                           G.T. Capital   since  1989;   Director   and
                                           President   of   G.T. Global   since   1987;
                                           Director  and  President   of  G.T. Services
                                           since  1990; and  President  of G.T.  Global
                                           Insurance  Agency,  Inc.  since  1992.   Mr.
                                           Minella also  is  a director  or trustee  of
                                           each   of  the  other  investment  companies
                                           registered  under  the  1940  Act  that   is
                                           managed or administered by G.T. Capital.







          *      Mr.  Minella is an "interested person"  of the Growth Portfolio
     as   defined  by   the   1940 Act  due   to   his  affiliations   with  the
     G.T. companies.

          The Board of  Trustees has a Nominating and Audit Committee, comprised of  Ms.  Quigley and  Messrs.  Anderson,  Bayley  and  Patterson, which  is responsible for nominating persons  to serve as Trustees, reviewing  audits of  Growth Portfolio  and  its Portfolios  recommending  firms to  serve as
     independent auditors  for  Growth Portfolio.    Each  of the  Trustees  and
     officers of the Growth  Portfolio is  also a Director  and officer of  G.T.
     Investment  Portfolios,  Inc.,  G.T. Investment  Funds,  Inc., G.T.  Global
     Developing Markets Fund,  Inc., a Trustee and officer of G.T. Global Growth
     Series, G.T. Greater  Europe Fund, G.T.  Global Variable Investment  Trust,
     G.T. Global  Variable Investment  Series, Global  Investment Portfolio  and
     Global  High  Income  Portfolio,  which  also   are  registered  investment
     companies  managed  and administered  by  G.T. Capital.   Each  Trustee and
     Officer  serves  in   total  as   a  Director,   Trustee  and/or   Officer,
     respectively, of  10 registered investment companies with 42 series managed or administered by G.T. Capital.

                                         B-21






       Names, Position(s) with the         Principal Occupations and Business
       Portfolios and Address              Experience for the Past 5 Years
       ----------------------              -----------------------------------

       C. Derek Anderson, 54               Chairman   and  Chief   Executive   Officer,
       Trustee                             Anderson  Capital Management, Inc. from 1988
       220 Sansome Street                  to present;  Chairman  and  Chief  Executive
       Suite 400                           Officer,  Plantagenet  Holdings,  Ltd.  from
       San Francisco, CA  94104            1991  to  present;   Director,  Munsingwear,
                                           Inc.;  Director,  American   Heritage  Group
                                           Inc.  and Director, various other companies.
                                           Mr. Anderson  also is a director  or trustee
                                           of each  of the  other investment  companies
                                           registered  under   the  1940  Act  that  is
                                           managed or administered by G.T. Capital.
       Frank S. Bayley, 55                 A Partner of Baker & McKenzie  (a law firm),
       Trustee                             and serves  as Director and Chairman of C.D.
       2 Embarcadero Center                Stimson   Company  (a   private   investment
       Suite 2400                          company), and  Trustee, Seattle Art  Museum.
       San Francisco, CA  94111            Mr. Bayley also is a  director or trustee of
                                           each  of  the   other  investment  companies
                                           registered  under  the  1940  Act  that   is
                                           managed or administered by G.T. Capital.

       Arthur C. Patterson, 52             Managing  Partner   of  Accel  Partners   (a
       Trustee                             venture  capital firm).   Mr. Patterson also
       One Embarcadero Center              serves as  a director  of various  computing
       Suite 3820                          and software companies.   Mr. Patterson also
       San Francisco, CA  94111            is  a director  or trustee  of  each of  the
                                           other investment companies  registered under
                                           the   1940   Act   that    is   managed   or
                                           administered by G.T. Capital.
       Ruth H. Quigley, 59                 Private  investor.  From  1984 to  1986, Ms.
       Trustee                             Quigley    was    President    of    Quigley
       1055 California Street              Friedlander &   Co.,   Inc.   (a   financial
       San Francisco, CA  94108            advisory services firm).   Ms. Quigley  also
                                           is  a director  or trustee  of  each of  the
                                           other investment companies  registered under
                                           the   1940    Act   that   is   managed   or
                                           administered by G.T. Capital.

       F. Christian Wignall, 39            Senior  Vice  President,   Chief  Investment
       Vice President and Chief            Officer --  Global Equities  and a  Director
       Investment Officer - Global         of G.T. Capital since 1987,  and Chairman of
       Equities                            the  Investment  Policy  Committee  of   the
       50 California Street                affiliated   international    G.T. companies
       San Francisco, CA  94111            since 1990.






                                         B-22






       Names, Position(s) with the         Principal Occupations and Business
       Portfolios and Address              Experience for the Past 5 Years
       ----------------------              -----------------------------------

       Gary Kreps, 40                      Vice President and Chief Investment Officer
       Vice President and Chief            -- Global Fixed Income Investments and a
       Investment Officer --               Director of G.T. Capital since 1992.  Prior
       Global Fixed Income                 to joining G.T. Capital, Mr. Kreps was
       50 California Street                Senior Vice President of the Putnam
       San Francisco, CA  94111            Companies from 1988 to 1992.
       Helge K. Lee, 48                    Senior Vice President, General Counsel and
       Vice President and Secretary        Secretary of G.T. Capital, G.T. Global and
       50 California Street                G.T. Services since May, 1994.  Mr. Lee was
       San Francisco, CA  94111            the Senior Vice President, General Counsel
                                           and Secretary of Strong/Corneliuson
                                           Management, Inc. and Secretary of each of
                                           the Strong Funds from October, 1991 through
                                           May, 1994.  For more than five years prior
                                           to October, 1991, he was a shareholder in
                                           the law firm of Godfrey & Kahn, S.C.,
                                           Milwaukee, Wisconsin.

       Peter R. Guarino, 36                Assistant General Counsel of G.T. Capital,
       Assistant Secretary                 G.T. Global and G.T. Services since 1991.
       50 California Street                From 1989 to 1991, Mr. Guarino was an
       San Francisco, CA  94111            attorney at The Dreyfus Corporation.  Prior
                                           thereto, he was associated with Colonial
                                           Management Associates, Inc.
       David J. Thelander, 40              Assistant General Counsel of G.T. Capital
       Assistant Secretary                 since January 1995.  From 1993 to 1994, Mr.
       50 California Street                Thelander was an associate at Kirkpatrick &
       San Francisco, CA 94111             Lockhart LLP (a law firm).  Prior thereto,
                                           he was an attorney with the U.S. Securities
                                           and Exchange Commission.

       James R. Tufts, 37                  Senior Vice President--Finance and
       Chief                               Administration of G.T. Capital, G.T. Global
       Financial Officer                   and G.T. Services since 1994.  Prior
       50 California Street                thereto, Mr. Tufts, was Vice President -
       San Francisco, CA  94111            Finance of G.T. Capital and G.T. Global
                                           since 1987; Vice President--Finance of
                                           G.T. Services since 1990; and a Director of
                                           G.T. Capital, G.T. Global and G.T. Services
                                           since 1991.
       Kenneth W. Chancey, 50              Vice   President    of   G.T. Capital    and
       Vice President and                  G.T. Global  since  1992.   Mr.  Chancey was
       Chief Accounting                    Vice President  of  Putnam  Fiduciary  Trust
       Officer                             Company from 1989 to 1992.
       50 California Street
       San Francisco, CA  94111

          Each Trustee who is not a director, officer or employee of G.T. Capital or any affiliated company is paid an annual fee of $5,000 a year, plus $300 per fund for each meeting of the Board attended, and is reimbursed travel and other expenses incurred in connection with attending Board meetings. Other Trustees and officers receive no compensation or expense reimbursement from Growth Portfolio. For the fiscal year ended December 31, 1994, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of G.T. Capital or any affiliated company, each received total compensation of $86,260.80, $91,278.72, $74,492.00 and $78,665.19, respectively, from the 38 G.T.
     Funds  for which  he or  she  served as  a  Director or  Trustee. Fees  and expenses disbursed to the Trustees contained no accrued or payable pension, or retirement benefits. As of the date of this filing, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding interests of each Portfolio.

     ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF BENEFICIAL INTERESTS.

          As of the date of this filing, G.T. Global: America Small Cap Growth Fund and G.T. Global: America Value Fund (each a "Fund," collectively, "Funds") owned 99.9% and 99.9% of the value of the outstanding beneficial interests in Small Cap Portfolio and Value Portfolio, respectively (a "corresponding Portfolio"). Because each Fund currently controls its corresponding Portfolio, each Fund may take actions affecting its corresponding Portfolio without the approval of any other investor.

          Each Fund has informed its corresponding Portfolio that whenever it is requested to vote on any proposal of its corresponding Portfolio, it will hold a meeting of shareholders and will cast its vote as instructed by its shareholders.

     ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

          INVESTMENT MANAGEMENT AND ADMINISTRATION. G.T. Capital serves as each Portfolio's investment manager under an Investment Management and Administration Contract ("Management Contract"). As investment manager and administrator, G.T. Capital makes all investment decisions for the Portfolios and administers each Portfolio's affairs. G.T. Capital provides a continuous investment program for each Portfolio, including
     investment   research  and  management   with  respect  to   all
     securities and cash equivalents of each Portfolio. G.T. Capital determines from time to time what securities and other investments will be purchased, retained or sold by each Portfolio and the brokers and dealers through whom trades will be executed. G.T. Capital also furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, each Portfolio pays G.T. Capital investment management and administration fees, based on its average daily net assets, at the annualized rate of 0.725% on the first

     $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million, and 0.65% on all amounts thereafter.

          The Management Contract has an initial two-year term. The Management Contract may be renewed for additional one-year terms thereafter, provided that any such renewal has been specifically approved at least annually by
     (i) Growth Portfolio's Board of Trustees, or by the vote of a majority of a Portfolio's outstanding voting interests (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. The Management Contract was approved with respect to each Portfolio by vote of the Board of Trustees of Growth Portfolio on June 30, 1995 and by G.T. Capital as the initial interestholder of each Portfolio on October __, 1995. The Management Contract provides with respect to each Portfolio that either the Portfolio or G.T. Capital may terminate the Management Contract without penalty upon sixty days' written notice to the other party. The Management Contract, which is an investment advisory contract as defined under the 1940 Act, would terminate automatically in the event of its assignment (as defined in the 1940 Act).

          Under the Management Contract, G.T. Capital has agreed to reimburse each Portfolio if that Portfolio's annual ordinary expenses exceed the most stringent limits prescribed by any state in which its corresponding Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount.

          CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Portfolio's assets.

          INDEPENDENT ACCOUNTANTS.  Growth  Portfolio's independent  accountants
     are   Coopers &  Lybrand   L.L.P.,   One   Post  Office   Square,   Boston,
     Massachusetts 02109.

     ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

          Subject to policies established by Growth Portfolio's Board of Trustees, G.T. Capital is responsible for the execution of each Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Portfolio. In executing portfolio transactions, G.T. Capital seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While G.T. Capital generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the

     Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

          Consistent with the interests of the Portfolios, G.T. Capital may select brokers to execute the Portfolios' securities transactions on the basis of the research and brokerage services they provide to G.T. Capital for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by G.T. Capital under the Management Contract. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that G.T. Capital determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of G.T. Capital to the Portfolios and its other clients and that the total commissions paid by the Portfolios will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute portfolio transactions in over-the-counter markets.

          G.T. Capital may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolios toward payment of the Portfolios' expenses, such as custodian fees.

          Investment decisions for each Portfolio and for other investment accounts managed by G.T. Capital are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Portfolio. In such cases simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases G.T. Capital believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

          Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, G.T. Capital may consider a broker/dealer's sale of the shares of the mutual funds for which G.T. Capital serves as investment manager in selecting brokers and dealers for the execution of the Portfolios' portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of such other funds.

            Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the BIL GT Group. The Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

          PORTFOLIO TRADING AND TURNOVER. Although each Portfolio generally does not intend to trade for short-term profits, the securities held by that Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held (except to the extent necessary to avoid non-compliance with the "Short-Short Limitation" described in Item 20).

          A Portfolio engages in such trading when G.T. Capital has concluded that the sale of a security owned by that Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Portfolio's investment objective, a security may also be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

          Each Portfolio anticipates that its annual portfolio turnover rate should not exceed 75%. However, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Portfolio (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by that Portfolio during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly.

     ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

          Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in each Portfolio. An investor in a Portfolio is entitled to participate pro rata in distributions of the Portfolio's income and gains and to be allocated a pro rata share of the Portfolio's income, gains, losses, deductions, and credits. Upon liquidation or dissolution of a Portfolio, investors are entitled to share pro rata in that Portfolio's net assets available for distribution to its investors. Investments in a Portfolio have no preference, preemptive, conversion or similar rights. Investments in each Portfolio may not be transferred.

          Each investor in a Portfolio is entitled to a vote in proportion to the amount of its investment in that Portfolio. Investors in the Portfolios will all vote together in certain circumstances (e.g., election of the Trustees and auditors, and as required by the 1940 Act and the rules thereunder). Investors in a Portfolio do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in Growth Portfolio or in a Portfolio, as the case may be, may control the outcome of these votes. Growth Portfolio is not required to hold annual meetings of investors but Growth Portfolio will hold special meetings of investors when (1) a majority of the Trustees determines to do so; or (2) investors holding at least 10% of the interests in Growth Portfolio (or a Portfolio) request in writing a meeting of investors in Growth Portfolio (or Portfolio). No amendment required to be approved by investors by law may be made to Growth Portfolio's Declaration of Trust without the affirmative majority vote of investors (with the vote of each being in proportion to the amount of its investment).

          Growth Portfolio may enter into a merger or consolidation, or sell all or substantially all of its (or a Portfolio's) assets, upon such terms and conditions and for such consideration when and as authorized by the Trustees. Any such merger shall be deemed for all such purposes to have been accomplished under and pursuant to the law of the State of New York. A Portfolio may also be dissolved (i) upon liquidation and distribution of its assets, if approved by the vote of two-thirds of the beneficial interests in such Portfolio (with the vote of each being in proportion to the amount of their investment), (ii) by the Trustees by written notice to its investors, or (iii) 120 days after a holder of beneficial interests in a Portfolio either (a) makes an assignment for the benefit of creditors, or (b) files a voluntary petition in bankruptcy, or (c) is adjudged a bankrupt or insolvent or has entered against it an order for relief in any bankruptcy or insolvency proceeding, or (d) files a petition or answer seeking for itself any reorganization, arrangement, composition, readjustment, liquidation, dissolution or similar relief under any bankruptcy statute or regulation, or (e) files an answer or other pleading admitting or failing to contest the material allegations of a petition filed against it in any proceeding referred to in clauses (iii) or (iv) above, or (vi) seeks, consents to or acquiesces in the appointment of a trustee, receiver or liquidator of such holder of beneficial interest or of all or any substantial part of its properties, or (vii) is expelled from the Portfolio, whichever occurs first. However, within such 120 days, holders of beneficial interests of the Portfolio (excluding the holder with respect to which an event described in (i) - (vii) has occurred) owning a majority of the beneficial interests in a Portfolio may vote to continue its business, even if such a dissolution has occurred.

          Growth Portfolio is organized as a New York common law trust. Investors in each Portfolio will be held personally liable for its obligations and liabilities, subject, however, to indemnification by that Portfolio in the event that there is imposed upon an investor a greater portion of the liabilities and obligations of that Portfolio than its proportionate beneficial interest in such Portfolio. The Declaration of Trust also provides that each Portfolio may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) covering certain kinds of potential liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and the investor's Portfolio itself was unable to meet its obligations.

          The Declaration of Trust further provides that obligations of each Portfolio are not binding upon the Trustees individually but only upon the property of that Portfolio and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust provides that the trustees and officers will be indemnified by Growth Portfolio against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Growth Portfolio, unless, as to liability to Growth Portfolio or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Growth Portfolio. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

          Beneficial interests in each Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. See Items 4 and 7 in Part A.

          Each Portfolio determines its NAV as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day. Additions or reductions will be effected at the time of determination of NAV next following the receipt of an order.

          Each Portfolio's portfolio securities and other assets are valued as follows:

          Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

          Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

          Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

          Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

          Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Portfolios' NAVs unless G.T. Capital, under the supervision of Growth Portfolio's Board of Trustees, determines that the particular event would materially affect NAV. As a result, a Portfolio's NAV may be significantly affected by such trading on days when an interest holder has no access to the Portfolio.

          Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by that Portfolio and valued as they are for purposes of computing the Portfolio's NAV (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

          Each investor in a Portfolio may add to or reduce its investment in that Portfolio on each day that the NYSE is open for trading. At the close of trading, on each such day, the value of each investor's interest in a Portfolio will be determined by multiplying the NAV of such Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in that Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of trading on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in that Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of trading on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in that Portfolio by all investors in that Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in that Portfolio as of the close of trading on the following day the NYSE is open for trading.


     ITEM 20.  TAX STATUS.

                                       GENERAL

          Each Portfolio is treated for federal income tax purposes as a separate partnership that is not a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account, in determining its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolios are not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

          Each Fund, as an investor in its corresponding Portfolio, also is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company ("RIC"). For that reason, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

          Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the

     Portfolio prior to the distribution, (2) income or gain will be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (b) the Fund's share of the Portfolio's losses.


                                HEDGING TRANSACTIONS

          The Portfolios' use of hedging transactions, such as writing (selling) and purchasing options and Futures (collectively "Hedging Instruments"), involves complex rules that will determine for federal income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each Portfolio, income from transactions in Hedging Instruments derived by it with respect to its business of investing in securities will qualify as permissible income for its corresponding Fund and other RIC investors under the requirement that at least 90% of a RIC's gross income each taxable year consist of specified types of income. However, income from the disposition by a Portfolio of Hedging Instruments held for less than three months will be subject to the requirement applicable to its corresponding Fund and other RIC investors that less than 30% of a RIC's gross income each taxable year consist of certain short-term gains ("Short-Short Limitation").

          If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio's corresponding Fund and other RIC investors satisfy the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund and other RIC investors to qualify as RICs.

          Exchange-traded Futures Contracts and listed options thereon that are subject to section 1256 of the Code (other than those that are part of a mixed straddle) ("section 1256 contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value federal income tax purposes. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net gain or loss realized from any actual sales, of section

     1256 contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     ITEM 21.  UNDERWRITERS.

          Not applicable.

     ITEM 22.  CALCULATION OF PERFORMANCE DATA.

          Not applicable.

     ITEM 23.  FINANCIAL STATEMENTS.

          The  Statement  of  Assets  and  Liabilities  of  each  Portfolio  are included in reliance on the report of Coopers & Lybrand L.L.P., independent auditors, given on the authority of said firm as experts in auditing and accounting.

                           REPORT OF INDEPENDENT ACCOUNTANT


     To the Board of Trustees of
      Growth Portfolio

          Small Cap Portfolio
          Value Portfolio

     We have audited the accompanying statement of assets and liabilities of Growth Portfolio (Small Cap Portfolio and Value Portfolio) as of October 17, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash held by the custodian of October 17, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the financial position of Growth Portfolio (Small Cap Portfolio and Value Portfolio) as of October 17, 1995, in conformity with generally accepted accounting principles.


                               /s/ Coopers & Lybrand L.L.P.
                               ----------------------------

                               COOPERS & LYBRAND L.L.P.

     Boston, Massachusetts
     October 17, 1995

                                  GROWTH PORTFOLIO
                         STATEMENT OF ASSETS AND LIABILITIES

                                   October 17, 1995


                                                                                     Small Cap
                                                                                      Growth             Value
                                                                                     Portfolio         Portfolio

       Assets:
            Cash..........                                                                $100,100        $100,100

            Deferred organization expenses.......                                           25,000          25,000

       Liabilities:
            Accrued organization expenses.......                                            25,000          25,000

                 Net assets..........                                                      100,100         100,100

     NOTES

     1. Growth Portfolio (the "Portfolio") was organized as a New York trust pursuant to a Declaration of Trust dated as of May 4, 1995, and amended and restated as of September 25, 1995. Beneficial interests in the Portfolio are divided currently into two separate subtrusts or "Series": Small Cap Growth Portfolio and Value Portfolio. The Portfolio has been inactive except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of beneficial interests therein at the aggregate purchase price of $200,000 to G.T. Global:
          America Small Cap Growth Fund ($100,000) and G.T. Global: America Value Fund ($100,000) and the sale of beneficial interests therein at the purchase price of $100 each to G.T. Capital Management, Inc. ("G.T. Capital") (the "Initial Interests").

     2. Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years that commences on the effective date of the Portfolio's Registration Statement on Form N-1A. The amount paid by the Portfolio on any withdrawal by a Series or G.T. Capital of any of the respective Initial Interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests then outstanding after taking into account any prior withdrawals of any of the Initial Interests.

     3. At 4:00 p.m., Eastern time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio and (ii) the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio effective for that day.

                                       PART C


     ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The following  reports and financial  statements are included  by amendment in Part B: Report of Coopers & Lybrand L.L.P., Indepen-dent Auditors; Statement of Assets and Liabilities of Growth Portfolio (consisting of Small Cap Portfolio and Value Portfolio).

          (b)  Exhibits

               1. Amended and Restated Declaration of Trust of the Registrant (filed herewith).

               2.   Form of By-Laws of the Registrant (filed herewith).

               5. Investment Management and Administration Contract between the Registrant and G.T. Capital Management, Inc. (filed herewith).

               8. Custodian Agreement between the Registrant and State Street Bank and Trust Company (filed herewith).

               9. Transfer Agency Agreement between the Registrant and G.T. Global Investor Services, Inc. (filed herewith).

               11.  Consent  of   Coopers   &   Lybrand   L.L.P.,    Independent
                    Accountants (filed herewith).

               13. Investment representation letters of initial investors (to be filed by amendment).

          _______________

     ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable.


     ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

               (1)                           (2)
          Title of Class           Number of Record Holders
          Series of Beneficial     (as of October 17, 1995)
          Interests

          Small Cap Portfolio                2

          Value Portfolio                    2

     ITEM 27.  INDEMNIFICATION.

          Reference is hereby made to Article V of the Registrant's Declaration of Trust, filed as Exhibit 1 to this Registration Statement.

          The Registrant's Trustees and officers will be insured under a directors and officers/errors and omissions liability insurance policy and the Registrant will be insured under a fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


     ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          See the material under Item 5 (Management of the Portfolios) included in Part A of this Registration Statement and the material under Items 14 (Management of the Portfolios) and 16 (Investment Advisory and Other Services) included in Part B of this Registration Statement. Information as to the directors and officers of G.T. Capital Management, Inc., Registrant's investment manager, is included in such manager's Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference thereto.


     ITEM 29.  PRINCIPAL UNDERWRITERS.

          Not applicable.


     ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, G.T. Capital Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.

          Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


     ITEM 31.  MANAGEMENT SERVICES.

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.


     ITEM 32.  UNDERTAKINGS.

          Not applicable.

                                     SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on the 16th day of October, 1995.


                                   GROWTH PORTFOLIO


                                   By   /s/ Helge K. Lee
                                        ----------------------------
                                        Helge K. Lee
                                        Vice President and Secretary